Consolidated companies as of December 31, 2020 (Details)		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BioFocus DPI AG | Switzerland
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		0.00%	100.00%	100.00%
Changes in voting rights		(100.00%)
Fidelta d.o.o. | Selvita SA [Member] | Fee-for-service business (held for sale)
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%
Fidelta d.o.o. | Croatia
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos Biopharma BV | The Netherlands
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos Biopharma BV | Belgium
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos B.V | The Netherlands
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos Biopharma Spain S.L.U | Spain
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos Biopharma Italy S.r.l. | Italy
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos Biopharma Germany GmbH | Germany
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.) | United Kingdom
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos GmbH | Switzerland
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos Real Estate 1 BV | Belgium
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos Real Estate 2 BV | Belgium
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		0.00%	100.00%	100.00%
Changes in voting rights		(100.00%)
Galapagos Real Estate B.V. | The Netherlands
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%
Galapagos SASU (France) | France
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Galapagos, Inc. (formerly Biofocus, Inc.) | United States
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%
Xenometrix, Inc. | United States
Consolidated companies as of December 31, 2019
Percentage of voting rights held directly or indirectly through subsidiaries		100.00%	100.00%	100.00%